Common Stock and Stock-Based Awards - Stock Based Compensation - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Equity [Abstract]
Unrecognized stock-based compensation cost	$ 35,036
Weighted average period over which unrecognized compensation cost is expected to be recognized	2 years 1 month 6 days